Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS
Cash	$ 5,711,458	$ 8,077,908
Short-term investments	13,148,594	13,725,204
Accounts receivable, net	15,183,890	15,573,742
Inventories, net	2,206,488	2,462,542
Due from related parties		236,982
Advance to suppliers	16,701	2,738,313
Prepayment for advertising		7,492,320
Prepayment for acquisition	3,514,450
Prepaid expenses and other current assets	1,724,099	174,053
TOTAL CURRENT ASSETS	41,505,680	50,481,064
Property, plant and equipment, net	4,250,638	4,681,353
Prepayments made to a related party for purchase of property	2,249,248	2,476,800
Prepayments for construction in progress	9,326,296	10,712,160
Intangible assets, net	157,451	178,483
Investment in equity securities	702,890	744,924
Deferred tax assets	1,347,672	869,997
TOTAL NONCURRENT ASSETS	18,034,195	19,663,717
TOTAL ASSETS	59,539,875	70,144,781
CURRENT LIABILITIES
Short-term bank loans	3,936,184	4,334,400
Accounts payable	3,075,393	5,310,526
Taxes payable	167,350	1,101,460
Due to related parties	3,379,263	19,723
Accrued expenses and other current liabilities	2,539,362	444,319
TOTAL CURRENT LIABILITIES	13,097,552	11,210,428
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares issued and outstanding as of September 30, 2022 and 2021	67,969	67,969
Additional paid in capital	29,279,159	29,279,159
Statutory reserve	2,439,535	2,439,535
Retained earnings	16,322,365	25,058,931
Accumulated other comprehensive (loss) income	(1,666,705)	2,088,759
TOTAL SHAREHOLDERS’ EQUITY	46,442,323	58,934,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 59,539,875	$ 70,144,781